Quarterly Holdings Report
for
Fidelity® Series Small Cap Opportunities Fund
October 31, 2021
SMO-NPRT1-1221
1.858552.115
Common Stocks - 99.1%
	Shares	Value ($)
COMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 0.2%
Frontier Communications Parent, Inc. (a)(b)	316,400	9,795,744
Interactive Media & Services - 0.0%
QuinStreet, Inc. (a)	188,300	2,636,200
Media - 1.2%
Nexstar Broadcasting Group, Inc. Class A	101,700	15,247,881
TechTarget, Inc. (a)	405,081	38,203,189
Thryv Holdings, Inc. (a)	608,700	19,277,529
		72,728,599
TOTAL COMMUNICATION SERVICES		85,160,543
CONSUMER DISCRETIONARY - 12.8%
Auto Components - 1.4%
Adient PLC (a)	881,300	36,679,706
Fox Factory Holding Corp. (a)(b)	189,079	30,432,265
Patrick Industries, Inc.	250,900	19,547,619
		86,659,590
Diversified Consumer Services - 0.2%
Laureate Education, Inc. Class A	507,420	8,788,514
Hotels, Restaurants & Leisure - 3.2%
Bally's Corp. (a)(b)	540,000	24,737,400
Brinker International, Inc. (a)(b)	761,825	31,966,177
Churchill Downs, Inc.	212,100	48,783,000
Everi Holdings, Inc. (a)	745,300	17,887,200
Hilton Grand Vacations, Inc. (a)	405,300	20,378,484
Jack in the Box, Inc. (b)	158,800	15,713,260
Lindblad Expeditions Holdings (a)	520,050	7,774,748
Marriott Vacations Worldwide Corp.	98,050	15,415,421
Ruth's Hospitality Group, Inc. (a)	697,250	13,484,815
		196,140,505
Household Durables - 1.6%
M.D.C. Holdings, Inc.	752,592	36,861,956
Skyline Champion Corp. (a)	292,198	18,501,977
Tempur Sealy International, Inc.	632,800	28,140,616
Toll Brothers, Inc.	232,325	13,978,995
		97,483,544
Leisure Products - 0.9%
Acushnet Holdings Corp.	592,700	30,192,138
Clarus Corp.	718,714	19,822,132
Johnson Outdoors, Inc. Class A	71,250	7,565,325
		57,579,595
Multiline Retail - 0.5%
Nordstrom, Inc. (a)(b)	963,400	27,678,482
Specialty Retail - 2.8%
Academy Sports & Outdoors, Inc.	1,568,139	67,084,986
American Eagle Outfitters, Inc.	839,200	19,922,608
Dick's Sporting Goods, Inc. (b)	202,150	25,109,052
Murphy U.S.A., Inc.	134,191	21,866,423
Rent-A-Center, Inc.	453,009	24,127,259
Williams-Sonoma, Inc.	70,000	13,001,100
		171,111,428
Textiles, Apparel & Luxury Goods - 2.2%
Capri Holdings Ltd. (a)	349,100	18,586,084
Crocs, Inc. (a)	492,000	79,433,399
Deckers Outdoor Corp. (a)	68,900	27,236,859
G-III Apparel Group Ltd. (a)	312,750	8,963,415
		134,219,757
TOTAL CONSUMER DISCRETIONARY		779,661,415
CONSUMER STAPLES - 3.2%
Beverages - 0.4%
Primo Water Corp.	1,580,100	25,123,590
Food & Staples Retailing - 1.0%
BJ's Wholesale Club Holdings, Inc. (a)	1,038,517	60,690,933
Food Products - 1.3%
Darling Ingredients, Inc. (a)	309,250	26,137,810
Nomad Foods Ltd. (a)	1,932,578	52,624,099
		78,761,909
Personal Products - 0.5%
BellRing Brands, Inc. Class A (a)(b)	948,483	25,438,314
MediFast, Inc.	21,038	4,129,128
		29,567,442
TOTAL CONSUMER STAPLES		194,143,874
ENERGY - 5.0%
Energy Equipment & Services - 0.6%
Liberty Oilfield Services, Inc. Class A (a)	2,968,054	38,347,258
Oil, Gas & Consumable Fuels - 4.4%
Antero Resources Corp. (a)	2,557,500	50,817,525
Denbury, Inc. (a)(b)	851,300	72,071,058
Enviva Partners LP	421,660	28,234,354
HollyFrontier Corp.	1,385,990	46,846,462
Magnolia Oil & Gas Corp. Class A	1,333,800	27,849,744
Northern Oil & Gas, Inc. (b)	1,758,646	40,730,241
		266,549,384
TOTAL ENERGY		304,896,642
FINANCIALS - 15.5%
Banks - 8.0%
Ameris Bancorp	473,550	24,809,285
Associated Banc-Corp.	1,163,032	25,912,353
East West Bancorp, Inc.	238,800	18,979,824
First Bancorp, Puerto Rico	1,721,100	23,493,015
First Hawaiian, Inc.	730,142	20,144,618
Glacier Bancorp, Inc.	482,550	26,680,190
Hilltop Holdings, Inc.	1,200,500	42,545,720
Preferred Bank, Los Angeles	316,250	21,685,263
ServisFirst Bancshares, Inc.	394,004	31,642,461
Signature Bank	164,900	49,110,518
Sterling Bancorp	2,025,700	51,554,065
Synovus Financial Corp.	1,121,795	52,264,429
Trico Bancshares	674,808	29,576,835
United Community Bank, Inc.	816,000	28,429,440
Western Alliance Bancorp.	373,600	43,371,224
		490,199,240
Capital Markets - 3.0%
Focus Financial Partners, Inc. Class A (a)	575,552	36,179,199
Hamilton Lane, Inc. Class A	323,883	33,849,012
Houlihan Lokey	178,650	20,023,092
Lazard Ltd. Class A	816,283	39,989,704
LPL Financial	163,550	26,825,471
PJT Partners, Inc.	180,250	14,742,648
TMX Group Ltd.	121,027	13,103,109
		184,712,235
Consumer Finance - 0.8%
First Cash Financial Services, Inc.	269,924	23,880,176
Navient Corp.	1,456,024	28,683,673
		52,563,849
Diversified Financial Services - 0.7%
Cannae Holdings, Inc. (a)	1,214,670	41,420,247
Insurance - 1.0%
Assurant, Inc.	96,080	15,498,665
Primerica, Inc.	262,300	44,129,352
		59,628,017
Thrifts & Mortgage Finance - 2.0%
Essent Group Ltd.	1,168,700	56,097,600
Meta Financial Group, Inc.	872,702	48,382,599
Walker & Dunlop, Inc.	127,500	16,583,925
		121,064,124
TOTAL FINANCIALS		949,587,712
HEALTH CARE - 20.0%
Biotechnology - 10.8%
Abcam PLC ADR	903,175	20,773,025
ACADIA Pharmaceuticals, Inc. (a)	492,000	8,831,400
ADC Therapeutics SA (a)	427,710	12,399,313
Agios Pharmaceuticals, Inc. (a)(b)	533,445	25,071,915
Allakos, Inc. (a)	282,834	28,447,444
Ambrx Biopharma, Inc. ADR	49,329	621,545
Arcutis Biotherapeutics, Inc. (a)	616,800	13,063,824
Argenx SE ADR (a)	56,400	17,030,544
Ascendis Pharma A/S sponsored ADR (a)	131,448	19,928,831
Aurinia Pharmaceuticals, Inc. (a)(b)	675,200	22,335,616
Celldex Therapeutics, Inc. (a)	363,700	15,471,798
Century Therapeutics, Inc.	235,900	5,300,673
ChemoCentryx, Inc. (a)	260,300	9,061,043
Connect Biopharma Holdings Ltd. ADR (a)	627,260	9,935,798
Crinetics Pharmaceuticals, Inc. (a)	611,328	15,240,407
Cullinan Oncology, Inc.	705,200	15,669,544
Cytokinetics, Inc. (a)	936,300	32,686,233
Erasca, Inc.	530,459	10,492,479
Exelixis, Inc. (a)	1,314,500	28,274,895
Forma Therapeutics Holdings, Inc. (a)	556,100	10,321,216
Global Blood Therapeutics, Inc. (a)	792,300	28,934,796
Imago BioSciences, Inc.	53,747	1,430,745
Instil Bio, Inc. (a)(b)	1,009,764	20,568,893
Janux Therapeutics, Inc. (b)	80,126	1,951,068
Keros Therapeutics, Inc. (a)	263,722	11,002,482
Mirati Therapeutics, Inc. (a)	163,500	30,904,770
Monte Rosa Therapeutics, Inc.	255,630	5,994,524
Morphic Holding, Inc. (a)	479,962	27,597,815
Poseida Therapeutics, Inc. (a)	120,600	773,046
Prelude Therapeutics, Inc. (a)(b)	901,151	15,842,235
Protagonist Therapeutics, Inc. (a)	540,740	16,849,458
PTC Therapeutics, Inc. (a)	389,000	14,754,770
Relay Therapeutics, Inc. (a)	821,500	27,314,875
Revolution Medicines, Inc. (a)(b)	540,042	15,893,436
Shattuck Labs, Inc.	112,820	2,177,426
Tango Therapeutics, Inc. (a)	477,254	6,127,941
Tenaya Therapeutics, Inc. (a)	46,552	1,196,852
TG Therapeutics, Inc. (a)	965,400	30,139,788
Tyra Biosciences, Inc.	54,173	1,212,933
Vaxcyte, Inc. (a)	538,643	12,604,246
Verve Therapeutics, Inc.	55,500	2,574,645
Xenon Pharmaceuticals, Inc. (a)(b)	757,630	23,600,175
Zentalis Pharmaceuticals, Inc. (a)	517,536	41,630,596
		662,035,058
Health Care Equipment & Supplies - 2.1%
Axonics Modulation Technologies, Inc. (a)	270,410	19,834,574
Envista Holdings Corp. (a)	1,110,800	43,432,280
Globus Medical, Inc. (a)	464,300	35,830,031
Integer Holdings Corp. (a)	313,172	28,191,743
		127,288,628
Health Care Providers & Services - 2.8%
Acadia Healthcare Co., Inc. (a)	566,600	35,129,200
agilon health, Inc. (a)	435,610	10,672,445
Molina Healthcare, Inc. (a)	169,200	50,035,824
Owens & Minor, Inc. (b)	412,240	14,791,171
R1 RCM, Inc. (a)	1,836,700	39,856,390
Surgery Partners, Inc. (a)	469,900	19,331,686
		169,816,716
Health Care Technology - 1.5%
Evolent Health, Inc. (a)	764,360	22,372,817
Inspire Medical Systems, Inc. (a)	122,743	33,089,058
Omnicell, Inc. (a)(b)	77,100	13,735,365
Phreesia, Inc. (a)	305,100	21,521,754
		90,718,994
Life Sciences Tools & Services - 1.3%
Maravai LifeSciences Holdings, Inc.	271,200	11,469,048
Olink Holding AB ADR (a)	590,195	18,980,671
Syneos Health, Inc. (a)	521,700	48,695,478
		79,145,197
Pharmaceuticals - 1.5%
Arvinas Holding Co. LLC (a)	465,900	40,337,622
Cyteir Therapeutics, Inc.	640,500	11,471,355
Edgewise Therapeutics, Inc. (a)	698,200	11,520,300
Fulcrum Therapeutics, Inc. (a)	737,000	16,317,180
Ikena Oncology, Inc. (a)(b)	908,500	9,766,375
Ikena Oncology, Inc. (c)	568,646	6,112,945
		95,525,777
TOTAL HEALTH CARE		1,224,530,370
INDUSTRIALS - 15.8%
Aerospace & Defense - 0.2%
Kratos Defense & Security Solutions, Inc. (a)	481,500	10,299,285
Building Products - 2.3%
Builders FirstSource, Inc. (a)	886,849	51,676,691
Jeld-Wen Holding, Inc. (a)	725,600	19,888,696
Masonite International Corp. (a)	251,034	30,126,590
Simpson Manufacturing Co. Ltd.	339,799	36,049,276
		137,741,253
Commercial Services & Supplies - 1.0%
Casella Waste Systems, Inc. Class A (a)	424,032	36,772,055
Tetra Tech, Inc.	147,166	25,851,180
		62,623,235
Construction & Engineering - 2.8%
Comfort Systems U.S.A., Inc. (b)	456,072	41,716,906
Construction Partners, Inc. Class A (a)(b)	1,251,746	44,574,675
Dycom Industries, Inc. (a)	249,110	19,784,316
EMCOR Group, Inc.	162,660	19,761,563
IES Holdings, Inc. (a)	540,032	26,920,595
NV5 Global, Inc. (a)	173,895	18,107,686
		170,865,741
Electrical Equipment - 1.6%
Atkore, Inc. (a)	660,624	62,448,787
Generac Holdings, Inc. (a)	29,559	14,736,935
Regal Rexnord Corp.	106,700	16,253,611
Thermon Group Holdings, Inc. (a)	285,246	4,929,051
		98,368,384
Machinery - 3.2%
ESCO Technologies, Inc.	180,615	15,272,804
Federal Signal Corp.	918,128	39,305,060
ITT, Inc.	383,723	36,096,823
Kadant, Inc. (b)	98,456	21,869,047
Oshkosh Corp.	193,900	20,747,300
SPX Corp. (a)	755,844	43,906,978
SPX Flow, Inc.	279,141	20,854,624
		198,052,636
Professional Services - 2.3%
Alight, Inc. Class A (a)(b)	3,627,700	39,469,376
ASGN, Inc. (a)	495,492	59,290,573
CRA International, Inc.	156,974	17,238,885
TriNet Group, Inc. (a)	260,655	26,391,319
		142,390,153
Road & Rail - 0.4%
Avis Budget Group, Inc. (a)	142,503	24,697,195
Trading Companies & Distributors - 2.0%
Beacon Roofing Supply, Inc. (a)	569,357	30,101,905
Finning International, Inc.	577,050	17,083,963
Rush Enterprises, Inc. Class A	914,201	47,611,588
Univar, Inc. (a)	953,754	24,397,027
		119,194,483
TOTAL INDUSTRIALS		964,232,365
INFORMATION TECHNOLOGY - 14.4%
Communications Equipment - 0.5%
Calix, Inc. (a)	313,850	19,643,872
Casa Systems, Inc. (a)	1,263,700	7,999,221
		27,643,093
Electronic Equipment & Components - 2.3%
Advanced Energy Industries, Inc.	471,799	43,320,584
Fabrinet (a)	333,856	32,050,176
FARO Technologies, Inc. (a)	331,595	24,395,444
Insight Enterprises, Inc. (a)	322,300	30,521,810
Napco Security Technolgies, Inc. (a)	278,100	13,337,676
		143,625,690
IT Services - 3.2%
Cyxtera Technologies, Inc. Class A (a)	881,894	8,766,026
Endava PLC ADR (a)	135,503	21,471,805
ExlService Holdings, Inc. (a)	449,676	55,143,768
Perficient, Inc. (a)(b)	287,407	35,523,505
Verra Mobility Corp. (a)	1,120,750	16,676,760
WNS Holdings Ltd. sponsored ADR (a)	643,790	57,174,990
		194,756,854
Semiconductors & Semiconductor Equipment - 3.6%
Brooks Automation, Inc.	207,500	24,163,375
CMC Materials, Inc.	314,800	40,410,876
FormFactor, Inc. (a)	432,400	17,200,872
Onto Innovation, Inc. (a)	307,192	24,332,678
Semtech Corp. (a)	413,800	35,185,414
SiTime Corp. (a)	165,475	43,832,673
Synaptics, Inc. (a)	173,800	33,816,266
		218,942,154
Software - 4.8%
Digital Turbine, Inc. (a)(b)	231,000	19,879,860
Manhattan Associates, Inc. (a)	262,200	47,599,788
Rapid7, Inc. (a)	229,000	29,483,750
Sprout Social, Inc. (a)	290,213	37,054,396
SPS Commerce, Inc. (a)	185,150	28,277,960
Telos Corp.	1,026,284	26,591,018
Tenable Holdings, Inc. (a)	766,300	40,805,475
Workiva, Inc. (a)	362,785	54,254,497
Zuora, Inc. (a)	514,401	11,244,806
		295,191,550
TOTAL INFORMATION TECHNOLOGY		880,159,341
MATERIALS - 4.3%
Chemicals - 2.1%
Element Solutions, Inc.	1,174,817	26,680,094
Huntsman Corp.	1,366,856	44,532,168
Trinseo PLC	387,300	21,712,038
Tronox Holdings PLC	1,452,747	33,878,060
		126,802,360
Construction Materials - 0.8%
Eagle Materials, Inc.	324,300	48,113,148
Containers & Packaging - 0.3%
O-I Glass, Inc. (a)	1,563,200	20,399,760
Metals & Mining - 0.8%
Commercial Metals Co.	1,607,530	51,730,315
Paper & Forest Products - 0.3%
Louisiana-Pacific Corp.	321,000	18,916,530
TOTAL MATERIALS		265,962,113
REAL ESTATE - 5.4%
Equity Real Estate Investment Trusts (REITs) - 4.0%
CoreSite Realty Corp.	125,500	17,878,730
EastGroup Properties, Inc.	195,800	38,725,324
Equity Commonwealth	966,300	25,056,159
Essential Properties Realty Trust, Inc.	955,200	28,455,408
Lexington Corporate Properties Trust	4,224,899	61,556,778
Terreno Realty Corp.	977,000	71,448,010
		243,120,409
Real Estate Management & Development - 1.4%
Cushman & Wakefield PLC (a)	1,028,200	18,908,598
Jones Lang LaSalle, Inc. (a)	264,500	68,301,835
		87,210,433
TOTAL REAL ESTATE		330,330,842
UTILITIES - 1.3%
Electric Utilities - 0.3%
IDACORP, Inc.	163,100	17,014,592
Gas Utilities - 0.7%
Brookfield Infrastructure Corp. A Shares	696,100	42,211,504
Independent Power and Renewable Electricity Producers - 0.3%
Clearway Energy, Inc. Class C	514,575	18,257,121
TOTAL UTILITIES		77,483,217
TOTAL COMMON STOCKS (Cost $4,366,779,183)		6,056,148,434

Convertible Preferred Stocks - 0.2%
	Shares	Value ($)
HEALTH CARE - 0.2%
Biotechnology - 0.1%
ValenzaBio, Inc. Series A (d)(e)	383,419	3,412,594
Pharmaceuticals - 0.1%
Aristea Therapeutics, Inc. Series B (d)(e)	733,075	6,744,290
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $7,454,550)		10,156,884

U.S. Treasury Obligations - 0.1%
	Principal Amount (f)	Value ($)
U.S. Treasury Bills, yield at date of purchase 0.05% to 0.05% 11/26/21 to 1/27/22 (g) (Cost $6,379,397)	6,380,000	6,379,309

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.06% (h)	39,007,926	39,015,727
Fidelity Securities Lending Cash Central Fund 0.06% (h)(i)	105,376,281	105,386,819
TOTAL MONEY MARKET FUNDS (Cost $144,402,193)		144,402,546

TOTAL INVESTMENT IN SECURITIES - 101.8% (Cost $4,525,015,323)	6,217,087,173
NET OTHER ASSETS (LIABILITIES) - (1.8)%	(107,961,747)
NET ASSETS - 100.0%	6,109,125,426

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount ($)	Value ($)	Unrealized Appreciation/ (Depreciation) ($)
Purchased

Equity Index Contracts
CME E-mini Russell 2000 Index Contracts (United States)	141	Dec 2021	16,181,865	261,246	261,246

The notional amount of futures purchased as a percentage of Net Assets is 0.3%

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $6,112,945 or 0.1% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $10,156,884 or 0.2% of net assets.

(e)	Level 3 security
(f)	Amount is stated in United States dollars unless otherwise noted.
(g)	Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $6,379,309.
(h)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Aristea Therapeutics, Inc. Series B	10/06/20 - 7/27/21	4,041,955
ValenzaBio, Inc. Series A	3/25/21	3,412,594

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.06%	102,671,891	451,515,963	515,172,127	8,695	-	-	39,015,727	0.1%
Fidelity Securities Lending Cash Central Fund 0.06%	72,073,537	404,147,956	370,834,674	184,901	-	-	105,386,819	0.3%
Total	174,745,428	855,663,919	886,006,801	193,596	-	-	144,402,546

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Derivative Instruments
Risk Exposures and the Use of Derivative Instruments: The Fund's investment objectives allow the Fund to enter into various types of derivative contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund used derivatives to increase returns, to gain exposure to certain types of assets and/or to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk(s):

Equity Risk - Equity risk relates to the fluctuations in the value of financial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange risk), whether caused by factors specific to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts: A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a specified price at a specified future date.

The Fund used futures contracts to manage its exposure to the stock market.

Open futures contracts at period end are presented in the Schedule of Investments under the caption "Futures Contracts". The underlying face amount at value reflects each contract's exposure to the underlying instrument or index at period end. Any securities and/or cash deposited to meet initial margin requirements are identified in the Schedule of Investments.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.